Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (179)	$ (183)	$ (197)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	21	22	22
Changes in assets and liabilities:
Interest receivable	70	67	69
Other current assets	(1)	0	0
Accrued interest payable	(68)	(67)	(68)
Other current liabilities	(14)	(42)	44
Net cash used in operating activities	(171)	(203)	(130)
Investing activities:
Finance lease payments received	3,307	3,302	3,299
Change in restricted cash and investments	51	88	18
Net cash provided by investing activities	3,358	3,390	3,317
Financing activities:
Repayment of debt	(3,187)	(3,187)	(3,187)
Net cash used in financing activities	(3,187)	(3,187)	(3,187)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 679	$ 949	$ 1,222